Revenues from continuing operations	12 Months Ended
Dec. 31, 2020
Revenues From Continuing Operations
Revenues from continuing operations

4. Revenues from continuing operations

The following table shows the revenues from continuing operations earned from time and voyage charters contracts for the years ended December 31, 2020, 2019 and 2018:

For the years ended December 31,
	2020	2019	2018
Time charters (operating leases)	$ 137,893	$ 108,374	$ 107,923
Voyage charters	$ 2,972	$ —	$ 9,672
Total	$ 140,865	$ 108,374	$ 117,595

As of December 31, 2020, 13 of the Partnership’s vessels were employed under time charter agreements with remaining tenor ranging between 0.4 and 5.3 years. Four of these time charter agreements include extensions in charterers ’option that range between 0.6 to 2.0 years.

As of December 31, 2020 and 2019 prepayments and other assets include bunker expenses of $80 and $0, respectively, incurred between the contract date and the date of the vessel’s arrival to the load port. As of December 31, 2020 and 2019 there was no unearned revenue related to undelivered performance obligations.